DEBT - Term Loan (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2023	Aug. 13, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Proceeds from term loan					$ 3,500,000	$ 783,008	$ 783,008
Interest expense			$ 75,922	$ 469,477	$ 2,062,548	$ 1,517,697	$ 2,096,795	$ 1,724,450
Warrant to purchase common stock shares issued					12,500	23,309	23,309	23,309
Issuance of common stock warrants in connection with Term Loan					$ 49,072
Fees paid					$ 25,825
Amortization of the debt issuance costs related to the Term Loan, included in interest expense							$ 9,185	$ 7,252
Prime rate
Debt Instrument [Line Items]
Interest rate on the loan			3.25%		3.25%
Basis spread rate					0.75%
Term Loan
Debt Instrument [Line Items]
Unused borrowing amount			$ 1,500,000		$ 1,500,000
Interest rate on the loan			4.00%		4.00%
Calendar day to pay interest					10 days
Calendar day to pay principal	30 months
Interest expense			$ 18,399	0	$ 18,399	$ 0
Amortization of the debt issuance costs related to the Term Loan, included in interest expense			3,277	$ 0	3,277	$ 0
Unamortized debt issuance costs			$ 71,620		$ 71,620		$ 0
Equal to
Debt Instrument [Line Items]
Interest rate on the loan			0.75%		0.75%
Lender
Debt Instrument [Line Items]
Debt issuance costs			$ 74,897		$ 74,897
Warrant to purchase common stock shares issued					12,500
Issuance of common stock warrants in connection with Term Loan					$ 49,072
Fees paid					$ 25,825
Lender | Term Loan
Debt Instrument [Line Items]
Proceeds from term loan		$ 3,500,000